OTHER FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial liabilities [line items]
Lease liabilities	$ 35.2	$ 43.5	$ 41.8
Royalty payable	16.5	9.6
Severance accrual	39.7	33.2
Deferred share units/performance share units liability (Note 31)	38.4	28.0
Accounts receivable financing credit	27.6	34.5
Current portion of long-term debt (Note 28)	0.0	56.2
Derivative liabilities	15.1	1.8
Other	16.0	22.3
Other financial liabilities	188.5	229.1
Current	78.8	131.1
Non-current	$ 109.7	98.0
Accounts receivable financing credit, period	30 days
Lease liabilities	$ 35.2	$ 43.5	$ 41.8